6. Insurance Subsidiary Restrictions (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Percentage of Cash and cash equivalents and investment securities were maintained in the Company's insurance subsidiaries	80.00%	79.00%
Frandisco Property and Casualty Insurance Company
Statutory Accounting Practices, Statutory Capital and Surplus Required	62.5
Frandisco Life Insurance Company
Statutory Accounting Practices, Statutory Capital and Surplus Required	62.3